Equity - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions					12 Months Ended
	Oct. 19, 2023 shares	Jan. 31, 2023 CAD ($) $ / shares shares	Jan. 25, 2023 CAD ($) shares	Dec. 16, 2022 CAD ($) shares	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2023 USD ($) shares	Dec. 01, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Description of conversion of preferred share					In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX.
Proceeds from issue of preference shares					$ 648	$ 2,245
Non-controlling interests					28
Bank of the West [member]
Disclosure of classes of share capital [line items]
Non-controlling interests					$ 28	$ 0
Radicle [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares								1,162,711
Equity interests of acquirer								$ 153
Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance | shares					6,312,576	5,976,870	6,312,576
4.3% Series 1 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value					$ 1,250
Interest Rate					4.30%
5.625% Series 2 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value					$ 750
Interest Rate					5.625%
7.325% Series 3 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value					$ 1,000
Interest Rate					7.325%
4.8% AT1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note issued face value					$ 500		$ 500
Interest Rate					4.80%
Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance | shares					12,187,362	25,669,677	12,187,362
Common shares [member]
Disclosure of classes of share capital [line items]
Discount rates for determine the recoverable amount					2.00%		2.00%
Common shares [member] | Public and Private Offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			28,331,227
Issue of equity			$ 3,360
Common shares [member] | Public Offerings [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares				13,575,750
Issue of equity				$ 1,610
Common shares [member] | Private Placement [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			6,323,777	8,431,700
Issue of equity			$ 750	$ 1,000
Class B Series 44 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Description of conversion of preferred share					Class B – Series 45
Number of shares tendered | shares	93,870
Number of shares required for conversion | shares	1,000,000
Dividend rate reset term	5 years
Dividend rate adjustment percentage	6.816%
Class B Series 45 Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	0
Class B Series 52 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Description of conversion of preferred share					Not convertible
Number of shares issued | shares		650,000
Dividend rate reset term		5 years
Par value per share | $ / shares		$ 1,000
Dividends paid, other shares per share | $ / shares		$ 70.57
Dividend rate percentage		7.057%
Dividend rate adjustment percentage		4.25%
Proceeds from issue of preference shares		$ 650
Class B Series 48 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term					5 years
Note issued face value					$ 1,250
Issue of equity					$ 1,250
Class B Series 49 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term					5 years
Note issued face value					$ 750
Class B Series 51 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term					5 years
Note issued face value					$ 1,000
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued or issuable upon conversion of convertible instrument | shares					13,482,314	7,531,233